SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
SUBSEQUENT EVENTS

During October 2018, an officer of the company advanced an additional $13,500. The advance is non-interest bearing, non-secured and due on demand.

On October 25, 2018, Wyoming County Coal LLC was formed as a wholly owned subsidiary of Quest Energy Inc.

On November 7, 2018, Wyoming County Coal LLC, acquired 5 permits, coal processing and loading facilities, surface ownership, mineral ownership, and coal refuse storage facilities from unrelated entities. Consideration for the acquired assets was the assumption of reclamation bonds totaling $234,240, 1,727,273 shares of common stock of the company, a seller note of $350,000 and a seller note of $250,000. Management is still gathering the information needed to complete the allocation of the purchase price to the assets acquired and liabilities assumed.

On October 24, 2018, options totaling 69,420 common shares of the company were exercised by a non-affiliated shareholder. The exercise was a cashless exercise.

On November 5, 2018, 4,336,012 Series A preferred shares were converted into 14,453,373 common shares of the company in a cashless conversion under the terms of the agreement.

On November 7, 2018, 964,290 Series B preferred shares were converted into 267,859 common shares of the company in a cashless conversion.

On November 7, 2018, $36,000 worth of trade payables were settled with 6,000 common shares of the company.

On November 11, 2018, the Company amended its Articles of Incorporation, canceled its Series B Preferred Stock and designated 20,000,000 shares of a newly created Series C Preferred Stock.

On November 13, 2018, $300,000 was advanced under the ARC business loan which carries annual interest at 7%, is due within two months of advancement and is secure by all company assets.

On January 25, 2018, Quest entered into an equipment financing agreement with an unaffiliated entity, to purchase certain surface equipment for $346,660. The agreement calls for monthly payments until maturity of December 25, 2020.

During 2018, the company drew an additional $1,300,000 on the ARC business loan. (see note 3)

On March 29, 2018, Quest entered into an equipment financing agreement with an affiliated entity, to purchase certain surface mining equipment for $135,000. Payments of $75,000 and $60,000 are due on April 6, 2018 and April 13, 2018, respectively.